As filed with the U.S. Securities and Exchange Commission on June 28, 2016

Securities Act File No. 333-207814

Investment Company Act File No. 811-23112

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 6	☒

JANUS DETROIT STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices)    (Number, Street, City, State, Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Byron Hittle

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, District of Columbia 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 28th day of June, 2016.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following person(s) in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	June 28, 2016
Bruce L. Koepfgen

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	June 28, 2016

Clifford J. Weber*	Chairman and Trustee	June 28, 2016
Clifford J. Weber

Maureen T. Upton*	Trustee	June 28, 2016
Maureen T. Upton

Jeffrey B. Weeden*	Trustee	June 28, 2016
Jeffrey B. Weeden

Michael Drew Elder*	Trustee	June 28, 2016
Michael Drew Elder

/s/ Jesper Nergaard

*By:	Jesper Nergaard
Attorney-in-Fact

Powers of Attorney, dated February 18, 2016, are incorporated herein by reference as Exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

EXHIBIT INDEX

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase